Segment, Customer Concentration and Geographical Information - Company's Customers that Represent 10% or More of Company's Revenues (Detail) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Customer concentrating on 10% or more of revenue	76.10%	76.70%	79.20%
Wireless [Member] | Sprint and Affiliates [Member]
Revenue, Major Customer [Line Items]
Customer concentrating on 10% or more of revenue	62.60%	65.40%	68.00%
Graphics [Member] | FastSpring [Member]
Revenue, Major Customer [Line Items]
Customer concentrating on 10% or more of revenue	13.50%	11.30%	11.20%